Income Taxes (Details) - Schedule of Net Operating Loss - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Net Operating Loss [Line Items]
Total	$ 3,264,388	$ 2,322,061
2025 [Member]
Schedule of Net Operating Loss [Line Items]
Total		145,306
2026 [Member]
Schedule of Net Operating Loss [Line Items]
Total	142,218	510,885
2027 [Member]
Schedule of Net Operating Loss [Line Items]
Total	500,030	$ 1,665,870
2028 [Member]
Schedule of Net Operating Loss [Line Items]
Total	1,609,483
2029 [Member]
Schedule of Net Operating Loss [Line Items]
Total	$ 1,012,657